SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS	NOTE 12 - SUBSEQUENT EVENTS On February 7, 2013, the Company's S1 filing was approved by the SEC, effectively making the Company subject to the SEC Exchange Act of 1934.